Schedule of Investments (unaudited)	iShares® iBonds® 2030 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Lamar Media Corp., 4.00%, 02/15/30 (Call 02/15/25)	$45	$39,629
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 03/15/30 (Call 03/15/25)(a)	40	33,446
		73,075
Agriculture — 0.7%
Darling Ingredients Inc., 6.00%, 06/15/30 (Call 06/15/25)(a)	75	73,934

Airlines — 0.7%
VistaJet Malta Finance PLC/Vista Management Holding Inc., 6.38%, 02/01/30 (Call 02/01/25)(a)	80	67,699

Auto Manufacturers — 3.0%
Ford Holdings LLC, 9.30%, 03/01/30	20	22,411
Ford Motor Co., 9.63%, 04/22/30 (Call 01/22/30)	30	35,047
Ford Motor Credit Co. LLC
4.00%, 11/13/30 (Call 08/13/30)	115	98,998
7.20%, 06/10/30 (Call 04/10/30)	60	61,640
7.35%, 03/06/30 (Call 01/06/30)	80	82,809
		300,905
Auto Parts & Equipment — 0.7%
Dana Inc., 4.25%, 09/01/30 (Call 05/01/26)	30	25,655
ZF North America Capital Inc., 7.13%, 04/14/30 (Call 02/14/30)(a)	50	51,439
		77,094
Building Materials — 4.5%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	30	27,474
Builders FirstSource Inc., 5.00%, 03/01/30 (Call 03/01/25)(a)	45	42,099
Emerald Debt Merger Sub LLC, 6.63%, 12/15/30 (Call 12/15/26)(a)	175	174,170
Masonite International Corp., 3.50%, 02/15/30 (Call 08/15/29)(a)	30	25,379
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(a)	40	33,912
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)(a)	45	42,860
Standard Industries Inc./NJ, 4.38%, 07/15/30 (Call 07/15/25)(a)	125	108,640
		454,534
Chemicals — 2.2%
Avient Corp., 7.13%, 08/01/30 (Call 08/01/25)(a)	55	55,451
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(a)	30	26,727
Olin Corp., 5.00%, 02/01/30 (Call 02/01/24)	40	36,872
SPCM SA, 3.38%, 03/15/30 (Call 03/15/25)(a)	30	24,956
Valvoline Inc., 4.25%, 02/15/30 (Call 02/15/25)(a)	30	29,521
Vibrantz Technologies Inc., 9.00%, 02/15/30 (Call 02/15/25)(a)	60	48,965
		222,492
Commercial Services — 2.9%
Gartner Inc., 3.75%, 10/01/30 (Call 10/01/25)(a)	65	56,707
Mobius Merger Sub Inc., 9.00%, 06/01/30 (Call 06/01/26)(a)	40	36,356
Service Corp. International/U.S., 3.38%, 08/15/30 (Call 08/15/25)	70	58,366
United Rentals North America Inc.
4.00%, 07/15/30 (Call 07/15/25)	60	53,056
5.25%, 01/15/30 (Call 01/15/25)	60	57,149
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)	45	38,427
		300,061
Security	Par (000)	Value

Computers — 1.7%
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)	$160	$138,286
NCR Corp., 5.25%, 10/01/30 (Call 10/01/25)(a)	35	30,959
		169,245
Cosmetics & Personal Care — 0.5%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30 (Call 07/15/26)(a)	50	50,436

Distribution & Wholesale — 0.6%
Windsor Holdings III LLC, 8.50%, 06/15/30 (Call 06/15/26)	65	65,363

Diversified Financial Services — 2.1%
Burford Capital Global Finance LLC, 6.88%, 04/15/30 (Call 04/15/25)(a)	30	27,420
Midcap Financial Issuer Trust, 5.63%, 01/15/30 (Call 01/15/25)(a)	30	24,008
Nationstar Mortgage Holdings Inc., 5.13%, 12/15/30 (Call 12/15/25)(a)	50	42,317
Navient Corp., 9.38%, 07/25/30 (Call 10/25/29)	40	40,269
NFP Corp., 7.50%, 10/01/30 (Call 10/01/25)(a)	30	29,437
OneMain Finance Corp., 4.00%, 09/15/30 (Call 09/15/25)	70	55,070
		218,521
Electric — 2.4%
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	50	42,126
Series B, 2.25%, 09/01/30 (Call 06/01/30)	35	28,257
PG&E Corp., 5.25%, 07/01/30 (Call 06/15/25)	80	72,057
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)	95	98,661
		241,101
Electronics — 0.7%
Sensata Technologies BV, 5.88%, 09/01/30 (Call 09/01/25)(a)	40	38,491
Sensata Technologies Inc., 4.38%, 02/15/30 (Call 11/15/29)(a)	35	31,155
		69,646
Energy - Alternate Sources — 0.5%
TerraForm Power Operating LLC, 4.75%, 01/15/30 (Call 01/15/25)(a)	55	48,676

Engineering & Construction — 0.9%
Brand Industrial Services Inc., 10.38%, 08/01/30 (Call 08/01/26)	90	91,744

Entertainment — 3.4%
Caesars Entertainment Inc., 7.00%, 02/15/30 (Call 02/15/26)(a)	155	156,548
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(a)	95	88,245
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(a)	65	57,629
WMG Acquisition Corp., 3.88%, 07/15/30 (Call 07/15/25)(a)	45	39,416
		341,838
Environmental Control — 0.2%
Covanta Holding Corp., 5.00%, 09/01/30 (Call 09/01/25)	30	26,263

Food — 2.8%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 4.88%, 02/15/30 (Call 02/15/25)(a)	80	73,593
Lamb Weston Holdings Inc., 4.13%, 01/31/30 (Call 01/31/25)(a)	75	66,189
Post Holdings Inc., 4.63%, 04/15/30 (Call 04/15/25)(a)	120	105,779
U.S. Foods Inc., 4.63%, 06/01/30 (Call 06/01/25)(a)	40	35,974
		281,535

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2030 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products — 0.6%
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)	$40	$33,006
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(a)	30	32,508
		65,514
Health Care - Services — 8.2%
Catalent Pharma Solutions Inc., 3.50%, 04/01/30 (Call 04/01/25)(a)	50	41,782
CHS/Community Health Systems Inc., 5.25%, 05/15/30 (Call 05/15/25)(a)	120	95,998
DaVita Inc., 4.63%, 06/01/30 (Call 06/01/25)(a)	215	183,591
Encompass Health Corp., 4.75%, 02/01/30 (Call 02/01/25)	65	59,076
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(a)	45	46,017
IQVIA Inc., 6.50%, 05/15/30 (Call 05/15/26)(a)	40	40,394
LifePoint Health Inc., 9.88%, 08/15/30	45	45,000
Molina Healthcare Inc., 3.88%, 11/15/30 (Call 08/17/30)(a)	50	42,763
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)	30	27,303
Tenet Healthcare Corp.
4.38%, 01/15/30 (Call 12/01/24)	110	98,159
6.13%, 06/15/30 (Call 06/15/25)	155	150,713
		830,796
Home Builders — 1.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(a)	30	25,686
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30 (Call 02/15/25)(a)	40	32,600
KB Home, 7.25%, 07/15/30 (Call 07/15/25)	25	25,516
M/I Homes Inc., 3.95%, 02/15/30 (Call 08/15/29)	25	21,797
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(a)	50	43,888
Taylor Morrison Communities Inc., 5.13%, 08/01/30 (Call 02/01/30)(a)	40	37,344
		186,831
Household Products & Wares — 0.6%
Central Garden & Pet Co., 4.13%, 10/15/30 (Call 10/15/25)	40	34,003
Spectrum Brands Inc., 5.50%, 07/15/30 (Call 07/15/25)(a)	25	22,897
		56,900
Insurance — 3.0%
HUB International Ltd., 7.25%, 06/15/30 (Call 06/15/26)(a)	165	168,397
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (Call 03/15/26)(a)	55	56,283
10.50%, 12/15/30 (Call 12/15/25)(a)	25	24,868
Ohio National Financial Services Inc., 6.80%, 01/24/30 (Call 10/24/29)(a)	35	32,562
Ryan Specialty Group LLC, 4.38%, 02/01/30 (Call 02/01/25)(a)	30	26,598
		308,708
Internet — 1.1%
Match Group Holdings II LLC, 4.13%, 08/01/30 (Call 05/01/25)(a)	40	34,455
NortonLifeLock Inc., 7.13%, 09/30/30 (Call 09/30/25)(a)	45	45,327
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)	35	30,619
		110,401
Iron & Steel — 1.5%
Carpenter Technology Corp., 7.63%, 03/15/30 (Call 03/15/25)	25	25,505
Cleveland-Cliffs Inc., 6.75%, 04/15/30 (Call 04/15/26)	60	58,420
Commercial Metals Co., 4.13%, 01/15/30 (Call 01/15/25)	25	22,445
Mineral Resources Ltd., 8.50%, 05/01/30 (Call 05/01/25)(a)	50	50,740
		157,110
Leisure Time — 1.4%
Carnival Corp., 10.50%, 06/01/30 (Call 06/01/25)(a)	80	84,630
Security	Par (000)	Value

Leisure Time (continued)
Royal Caribbean Cruises Ltd., 7.25%, 01/15/30 (Call 12/15/25)(a)	$55	$55,680
		140,310
Lodging — 1.0%
Hilton Domestic Operating Co. Inc., 4.88%, 01/15/30 (Call 01/15/25)	80	75,018
Travel + Leisure Co., 4.63%, 03/01/30 (Call 12/01/29)(a)	30	25,924
		100,942
Machinery — 1.5%
Chart Industries Inc., 7.50%, 01/01/30 (Call 01/01/26)(a)	110	112,858
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(a)	40	36,969
		149,827
Manufacturing — 0.3%
Amsted Industries Inc., 4.63%, 05/15/30 (Call 05/15/25)(a)	30	26,719

Media — 8.7%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)	50	39,500
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/30 (Call 02/15/25)(a)	165	139,583
4.75%, 03/01/30 (Call 09/01/24)(a)	185	160,110
CSC Holdings LLC, 4.13%, 12/01/30 (Call 12/01/25)(a)	90	65,071
Gray Television Inc., 4.75%, 10/15/30 (Call 10/15/25)(a)	65	45,752
Sinclair Television Group Inc., 4.13%, 12/01/30 (Call 12/01/25)(a)	60	39,035
Sirius XM Radio Inc., 4.13%, 07/01/30 (Call 07/01/25)(a)	120	98,814
Univision Communications Inc., 7.38%, 06/30/30 (Call 06/30/25)(a)	70	68,165
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)	75	61,534
Virgin Media Secured Finance PLC, 4.50%, 08/15/30 (Call 08/15/25)(a)	75	64,315
Ziggo Bond Co. BV, 5.13%, 02/28/30 (Call 02/15/25)(a)	40	31,494
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	80	67,659
		881,032
Metal Fabricate & Hardware — 0.4%
Advanced Drainage Systems Inc., 6.38%, 06/15/30 (Call 07/15/25)(a)	40	39,789

Mining — 1.9%
Arsenal AIC Parent LLC, 8.00%, 10/01/30 (Call 10/01/26)	30	30,600
FMG Resources August Pty. Ltd., 5.88%, 04/15/30 (Call 01/15/30)(a)	55	52,764
Novelis Corp., 4.75%, 01/30/30 (Call 01/30/25)(a)	120	107,749
		191,113
Oil & Gas — 6.6%
Antero Resources Corp., 5.38%, 03/01/30 (Call 03/01/25)(a)	50	46,597
Baytex Energy Corp., 8.50%, 04/30/30 (Call 04/30/26)	65	65,884
Callon Petroleum Co., 7.50%, 06/15/30 (Call 06/15/25)(a)	50	48,528
Comstock Resources Inc., 5.88%, 01/15/30 (Call 01/15/25)(a)	75	66,397
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 04/15/30 (Call 04/15/25)(a)	40	36,919
Noble Finance II LLC, 8.00%, 04/15/30 (Call 04/15/26)	45	46,351
Parkland Corp., 4.63%, 05/01/30 (Call 05/01/25)(a)	65	57,190
Range Resources Corp., 4.75%, 02/15/30 (Call 02/15/25)(a)	40	36,803
Southwestern Energy Co., 5.38%, 03/15/30 (Call 03/15/25)	95	88,873
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30 (Call 04/30/25)	65	57,762
Transocean Inc., 8.75%, 02/15/30 (Call 02/15/26)(a)	90	93,410
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)(a)	30	27,951
		672,665

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2030 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 1.8%
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)	$55	$56,257
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)	120	122,948
		179,205
Packaging & Containers — 2.5%
Ball Corp., 2.88%, 08/15/30 (Call 05/15/30)	100	82,506
Clydesdale Acquisition Holdings Inc., 8.75%, 04/15/30 (Call 04/15/25)(a)	85	77,087
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30).	40	38,072
Graphic Packaging International LLC, 3.75%, 02/01/30 (Call 08/01/29)(a)	30	26,063
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)	30	27,186
		250,914
Pharmaceuticals — 2.1%
AdaptHealth LLC, 5.13%, 03/01/30 (Call 03/01/25)(a)	50	41,544
Bausch Health Companies Inc., 14.00%, 10/15/30 (Call 10/15/25)(a)	20	12,723
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(a)	65	65,224
Owens & Minor Inc., 6.63%, 04/01/30 (Call 04/01/25)(a)	50	45,831
Perrigo Finance Unlimited Co., 4.65%, 06/15/30 (Call 03/15/30)	60	53,750
		219,072
Pipelines — 4.9%
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(a)	30	26,061
EnLink Midstream LLC, 6.50%, 09/01/30 (Call 03/01/30)(a)	80	80,547
EQM Midstream Partners LP, 7.50%, 06/01/30 (Call 12/01/29)(a)	40	41,238
Genesis Energy LP/Genesis Energy Finance Corp., 8.88%, 04/15/30 (Call 04/15/26)	40	39,919
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	60	52,737
5.50%, 10/15/30 (Call 10/15/25)(a)	30	28,199
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(a)	80	76,878
NuStar Logistics LP, 6.38%, 10/01/30 (Call 04/01/30)	50	48,231
Rockies Express Pipeline LLC, 4.80%, 05/15/30 (Call 02/15/30)(a)	30	26,672
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30 (Call 10/15/29)(a)	80	78,255
		498,737
Real Estate — 0.9%
Kennedy-Wilson Inc., 4.75%, 02/01/30 (Call 09/01/24)	50	39,012
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/30 (Call 04/15/25)(a)	80	57,700
		96,712
Real Estate Investment Trusts — 1.7%
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(a)	30	23,993
Iron Mountain Inc., 5.25%, 07/15/30 (Call 07/15/25)(a)	100	90,514
Service Properties Trust, 4.38%, 02/15/30 (Call 08/15/29)	30	22,367
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)	50	33,076
		169,950
Retail — 5.9%
1011778 BC ULC/New Red Finance Inc., 4.00%, 10/15/30 (Call 10/15/25)(a)	225	193,023
Security	Par/ Shares (000)	Value

Retail (continued)
Asbury Automotive Group Inc., 4.75%, 03/01/30 (Call 03/01/25)	$35	$30,904
Bath & Body Works Inc., 6.63%, 10/01/30 (Call 10/01/25)(a)	80	77,271
Beacon Roofing Supply Inc., 6.50%, 08/01/30 (Call 08/01/26)(a)	15	15,036
Brinker International Inc., 8.25%, 07/15/30 (Call 06/27/26)	30	30,155
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30 (Call 01/15/25)(a)	100	85,865
FirstCash Inc., 5.63%, 01/01/30 (Call 01/01/25)(a)	45	41,553
Macy’s Retail Holdings LLC, 5.88%, 03/15/30 (Call 03/15/25)(a)	35	31,593
Nordstrom Inc., 4.38%, 04/01/30 (Call 01/01/30)	40	33,734
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	65	60,776
		599,910
Semiconductors — 0.7%
Entegris Escrow Corp., 5.95%, 06/15/30 (Call 06/15/25)(a)	70	67,094

Software — 3.0%
Capstone Borrower Inc., 8.00%, 06/15/30 (Call 06/15/26)	30	29,717
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)	180	152,599
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	70	60,113
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	80	67,659
		310,088
Telecommunications — 4.5%
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)	30	26,366
Frontier Communications Holdings LLC
6.00%, 01/15/30 (Call 10/15/24)(a)	80	58,117
8.75%, 05/15/30 (Call 05/15/25)(a)	95	91,574
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)	230	209,905
Level 3 Financing Inc., 10.50%, 05/15/30 (Call 05/15/26)(a)	70	72,516
		458,478
Transportation — 0.6%
Rand Parent LLC, 8.50%, 02/15/30 (Call 02/15/26)(a)	65	61,084

Total Long-Term Investments — 98.4%
(Cost: $9,935,449)		10,004,063

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(b)(c)	40	40,000

Total Short-Term Securities — 0.4%
(Cost: $40,000)		40,000

Total Investments — 98.8%
(Cost: $9,975,449)		10,044,063

Other Assets Less Liabilities — 1.2%		121,795

Net Assets — 100.0%		$10,165,858

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2030 Term High Yield and Income ETF
July 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/21/23	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$40,000	(b)	$—	$—	$—	$40,000	40	$393	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$10,004,063	$—	$10,004,063
Short-Term Securities
Money Market Funds	40,000	—	—	40,000
	$40,000	$10,004,063	$—	$10,044,063

4